CTIVP® – T. Rowe Price Large Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 6.9%
Entertainment 0.8%
Walt Disney Co. (The)	169,860	16,371,107
Interactive Media & Services 4.0%
Alphabet, Inc., Class C	251,160	72,047,757
Meta Platforms, Inc., Class A	12,452	7,124,163
Total		79,171,920
Media 0.5%
News Corp., Class A	342,243	8,532,118
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.	147,653	31,011,560
Total Communication Services		135,086,705
Consumer Discretionary 4.0%
Broadline Retail 1.7%
Amazon.com, Inc.(a)	158,998	33,114,514
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.	228,441	12,308,401
Specialty Retail 1.7%
Home Depot, Inc. (The)	102,618	33,750,034
Total Consumer Discretionary		79,172,949
Consumer Staples 6.6%
Beverages 0.4%
Coca-Cola Co. (The)	112,309	8,541,099
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.	69,565	8,645,538
Household Products 4.5%
Colgate-Palmolive Co.	483,333	41,194,472
Procter & Gamble Co. (The)	325,918	47,075,596
Total		88,270,068
Tobacco 1.3%
Philip Morris International, Inc.	148,622	24,573,162
Total Consumer Staples		130,029,867
Energy 10.6%
Energy Equipment & Services 1.0%
SLB Ltd.	401,445	20,630,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.6%
ConocoPhillips Co.	526,364	69,480,048
EOG Resources, Inc.	121,903	17,623,517
Expand Energy Corp.	121,410	13,328,390
Exxon Mobil Corp.	267,095	45,315,337
TotalEnergies SE	360,922	32,836,683
Williams Companies, Inc. (The)	124,351	9,050,266
Total		187,634,241
Total Energy		208,264,500
Financials 19.1%
Banks 8.0%
Bank of America Corp.	952,363	46,427,696
Citigroup, Inc.	273,492	31,016,728
Fifth Third Bancorp	155,633	7,230,709
Huntington Bancshares, Inc.	1,245,514	19,492,294
U.S. Bancorp	701,669	36,493,805
Wells Fargo & Co.	202,631	16,131,454
Total		156,792,686
Capital Markets 3.0%
Charles Schwab Corp. (The)	619,441	58,215,065
Financial Services 0.7%
Equitable Holdings, Inc.	390,965	14,508,711
Insurance 7.4%
Allstate Corp. (The)	144,886	30,040,663
American International Group, Inc.	209,697	15,779,699
Chubb Ltd.	158,323	51,602,216
Hartford Insurance Group, Inc. (The)	86,671	11,720,519
MetLife, Inc.	524,836	37,116,402
Total		146,259,499
Total Financials		375,775,961
Health Care 12.2%
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	94,206	14,812,009
Zimmer Biomet Holdings, Inc.	251,223	22,715,584
Total		37,527,593

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.5%
Cigna Group (The)	68,537	18,282,245
CVS Health Corp.	385,473	27,684,671
Elevance Health, Inc.	119,847	35,085,209
UnitedHealth Group, Inc.	28,655	7,753,756
Total		88,805,881
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	22,497	11,057,951
Waters Corp.(a)	17,384	5,176,955
Total		16,234,906
Pharmaceuticals 4.9%
AstraZeneca PLC	107,099	21,122,065
Johnson & Johnson	63,532	15,529,762
Merck & Co., Inc.	300,625	36,162,181
Sanofi SA, ADR	110,983	5,347,161
Viatris, Inc.	1,322,927	17,872,744
Total		96,033,913
Total Health Care		238,602,293
Industrials 13.3%
Aerospace & Defense 4.2%
Boeing Co. (The)(a)	133,961	26,662,258
General Electric Co.	74,131	21,036,154
L3Harris Technologies, Inc.	100,012	34,519,142
Total		82,217,554
Electrical Equipment 0.6%
Rockwell Automation, Inc.	32,862	11,793,515
Ground Transportation 2.7%
CSX Corp.	1,305,988	53,610,807
Industrial Conglomerates 0.9%
Siemens AG, ADR	149,756	18,222,310
Machinery 4.9%
AGCO Corp.	159,677	18,501,774
Cummins, Inc.	11,766	6,330,343
Fortive Corp.	527,240	29,145,827
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	124,641	16,524,904
Stanley Black & Decker, Inc.	353,616	25,127,953
Total		95,630,801
Total Industrials		261,474,987
Information Technology 13.8%
Communications Equipment 1.3%
Cisco Systems, Inc.	317,620	24,644,136
Electronic Equipment, Instruments & Components 2.8%
Keysight Technologies, Inc.(a)	112,768	31,842,300
TE Connectivity PLC	25,012	5,228,008
Teledyne Technologies, Inc.(a)	28,647	17,331,722
Total		54,402,030
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices, Inc.(a)	162,038	32,963,390
Applied Materials, Inc.	84,878	29,010,452
Intel Corp.(a)	335,967	14,826,224
Micron Technology, Inc.	101,887	34,421,504
QUALCOMM, Inc.	154,266	19,866,375
Texas Instruments, Inc.	142,658	27,695,624
Total		158,783,569
Software 1.6%
Microsoft Corp.	44,583	16,503,289
Salesforce, Inc.	85,229	15,909,697
Total		32,412,986
Total Information Technology		270,242,721
Materials 4.6%
Chemicals 3.5%
CF Industries Holdings, Inc.	194,963	25,313,996
Linde PLC	57,469	28,490,831
RPM International, Inc.	155,002	15,407,199
Total		69,212,026
Containers & Packaging 1.1%
International Paper Co.	585,363	20,897,459
Total Materials		90,109,485
Real Estate 3.3%
Industrial REITs 0.9%
Rexford Industrial Realty, Inc.	553,533	18,117,135
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 1.5%
AvalonBay Communities, Inc.	177,779	29,040,200
Specialized REITs 0.9%
Weyerhaeuser Co.	712,895	17,416,025
Total Real Estate		64,573,360
Utilities 4.9%
Electric Utilities 2.1%
Alliant Energy Corp.	99,255	7,122,539
Southern Co. (The)	366,652	35,389,251
Total		42,511,790
Multi-Utilities 2.8%
Ameren Corp.	314,343	34,552,583
Sempra	204,973	19,917,226
Total		54,469,809
Total Utilities		96,981,599
Total Common Stocks (Cost $1,694,305,653)		1,950,314,427

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	13,332,762	13,327,428
Total Money Market Funds (Cost $13,327,963)		13,327,428
Total Investments in Securities (Cost: $1,707,633,616)		1,963,641,855
Other Assets & Liabilities, Net		(690,854)
Net Assets		1,962,951,001
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	8,372,744	87,557,950	(82,602,731)	(535)	13,327,428	(2,079)	98,912	13,332,762
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2026

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